Operations and Reorganization - Schedule Of Variable Interest Entities (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)
Assets
Cash and cash equivalents	$ 24,897		¥ 41,738		¥ 173,328
Short-term investments	17,399		50,215		121,126
Accounts receivable, net	28,825		80,562		200,675
Inventories, net	10,518		23,832		73,225
Amounts due from NetEase Group and Youdao Group	2,145		11,240		14,930
Prepayment and other current assets	17,365		44,071		120,891
Total current assets	291,579		595,068		2,029,912
Property and equipment, net	3,527		18,375		24,551
Other assets, net	1,167		6,174		8,128
Total non-current assets	8,123		24,549		56,552
Total assets	299,702		619,617		2,086,464
Liabilities
Accounts payables	9,003		34,558		62,675
Payroll payable	13,572		69,988		94,488
Amounts due to NetEase Group and Youdao Group	6,913		37,213		48,126
Contract liabilities	65,616		177,536		456,805
Taxes payable	3,731		17,389		25,977
Accrued liabilities and other payables	27,672		85,714		192,643
Total liabilities	256,462		1,300,398		1,785,437
Statements of operations and comprehensive loss [Abstract]
Net revenues	187,435	¥ 1,304,883	731,598	¥ 455,746
Net income	(86,400)	(601,503)	(208,910)	(133,577)
Statement of cash flows [Abstract]
Net cash provided by operating activities	(53,474)	(372,270)	(100,330)	(87,138)
Net cash used in investing activities	(155,706)	(1,084,005)	(374,000)	(10,836)
Net cash provided by financing activities	228,054	1,587,669	475,117	107,765
Net increase/(decrease) in cash and cash equivalents	$ 18,902	131,590	1,907	9,791
VIEs [Member]
Assets
Cash and cash equivalents			10,823		4,683
Short-term investments			50,215		116,125
Accounts receivable, net			69,661		145,570
Inventories, net			1,009		27,340
Amounts due from NetEase Group and Youdao Group			69,141		249,589
Prepayment and other current assets			8,161		56,228
Total current assets			209,010		599,535
Property and equipment, net			119		0
Other assets, net			4,359		7,302
Total non-current assets			4,478		7,302
Total assets			213,488		606,837
Liabilities
Accounts payables			23,858		50,189
Payroll payable			7,142		10,140
Amounts due to NetEase Group and Youdao Group			4,706		41,667
Contract liabilities			140,556		434,114
Taxes payable			12,012		15,290
Accrued liabilities and other payables			15,247		22,519
Total liabilities			203,521		¥ 573,919
Statements of operations and comprehensive loss [Abstract]
Net revenues		997,736	606,334	400,545
Net income		3,173	13,891	1,359
Statement of cash flows [Abstract]
Net cash provided by operating activities		50,978	48,263	8,747
Net cash used in investing activities		(67,118)	(50,000)
Net cash provided by financing activities		10,000
Net increase/(decrease) in cash and cash equivalents		¥ (6,140)	¥ (1,737)	¥ 8,747